Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	R$ 903,372	R$ 1,168,137	R$ 662,952
Gain on sale of farms	346,065	251,534	53,097
Changes in fair value of biological assets and agricultural products	78,238	549,764	527,348
Adjustment to net realizable value of agricultural products after harvest, net	(47,708)	(50,822)	(22,728)
Cost of sales	(886,225)	(1,142,688)	(729,145)
Gross income	393,742	775,925	491,524
Selling expenses	(41,008)	(43,578)	(27,951)
General and administrative expenses	(65,792)	(55,968)	(46,852)
Other operating income (expenses), net	(11,049)	13,829	(22,613)
Share of profit (loss) of a joint venture	(70)	(31)	11
Operating income	275,823	690,177	394,119
Financial income (expenses)
Financial income	732,715	955,783	849,623
Financial expenses	(726,829)	(1,008,643)	(945,611)
Profit before income and social contribution taxes	281,709	637,317	298,131
Income and social contribution taxes	(13,173)	(117,217)	19,515
Net income for the year	R$ 268,536	R$ 520,100	R$ 317,646
Basic earnings per share - in Brazilian reais (in Brazil Real per share)	R$ 2.7178	R$ 5.2618	R$ 4.5611
Diluted earnings per share - in Brazilian reais (in Brazil Real per share)	R$ 2.7028	R$ 5.2347	R$ 4.4478